Expenses by nature (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Staff costs excluding share based payment expenses	£ 5,546	£ 3,580	£ 8,445	£ 3,642
Share based payment expenses	76		96
Software costs	497	271	579	191
Depreciation expense	162	134	279	89
Depreciation on right of use assets - Property	70	70	140	171
Amortisation expense	168	117	263	70
Consultancy costs	1,501	523	745	518
Foreign exchange gains/(losses)	(16)	26	26	(6)
Expense on short term leases	30	36	64	8
Research and development components	2,478	1,909	2,095	1,933
Related party administrative expenses	127	72	144	144
Legal costs	2,060	8
Other administrative expenses	1,574	208	539	929
Other research and development costs	625	115	460	163
Total administrative and research and development expenses	£ 14,898	£ 7,068	£ 13,875	£ 7,851